SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	Sep. 30, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies
Number of common stock shares issued and outstanding	25,795,871	23,901,252
Number of common stock shares from conversion of convertible notes	1,330,905	307,904
Number of common stock shares from exercise of warrants	3,804,751	360,000
Number of common stock shares from exercise of stock options	655,634
Total fully-diluted common stock shares	31,587,161	24,569,156